Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		95-3298140
EBP, Plan Number		002
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	[1]	$ 56,850,316
EBP, Asset Held for Investment		$ 4,782,585,223
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Deemed distributions		$ 1,972,909	$ 1,594,091
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		831,210,690
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 3,714,473,414
EBP, Employer, Common Stock Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	EBP, Employer, Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 119,371,587
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Other [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Self-Directed Brokerage Accounts [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Other [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 60,679,216
Investment, Identifier [Axis]: Collective Trusts Funds | Boston Trust Walden Company | Boston TR SM CAP RET
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Boston TR SM CAP RET [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 89,510,047
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2010 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2010 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 9,441,478
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2015 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2015 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 33,402,799
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2020 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2020 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 119,000,953
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2025 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2025 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 320,722,737
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2030 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2030 Class C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 529,336,218
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2035 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2035 Class C [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 576,163,857
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2040 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2040 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 461,107,107
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2045 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2045 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 406,887,367
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2050 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2050 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 282,327,403
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2055 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2055 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 191,845,041
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2060 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2060 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 116,004,353
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2065 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2065 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 64,883,536
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund 2070 Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund 2070 ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 7,504,245
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | FIAM Blend Target Date Fund RET Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	FIAM Blend Target Date Fund RET ClassC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 13,094,467
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Fidelity | Managed Income Portfolio II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Managed Income Portfolio II Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 144,042,134
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Collective Trusts Funds | Harbor | Harbor Capital App Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Harbor Capital App Fund Institutional [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 269,542,589
Investment, Identifier [Axis]: Collective Trusts Funds | IR&M LLC | IR+M Core Plus Bond Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		IRM Core Plus Bond Collective Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 79,657,083
Investment, Identifier [Axis]: Mutual Funds | American Fund | EuroPac Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		EuroPac Growth R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 83,681,796
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 421,815,489
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fidelity Global ex US Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 54,539,631
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fidelity Government Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 364,118
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fidelity Mid Cap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 85,412,924
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Fidelity Small Cap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 65,295,221
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | Fidelity | US Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	US Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	[1]	$ 21,851,779
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
Investment, Identifier [Axis]: Mutual Funds | MFS | Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value		$ 98,249,732
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1],[2]	9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1],[2]	3.25%

[1]	Indicates a permitted party-in-interest.
[2]	Net of $1,972,909 in deemed distributions.